Performance Management	Dec. 31, 2025
Blue Chip Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-3 and R-5 shares (March 29, 2016), Class R-6 shares (January 3, 2017), and Class J shares (September 11, 2017), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. However, where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.66%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(20.37)%
Year-to-date return for Class A shares:	Q3 2025	10.97%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	10.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	27.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(20.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Bond Market Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.70%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(5.91)%
Year-to-date return for Institutional Class shares:	Q3 2025	6.03%

Year to Date Return, Label [Optional Text]	Year-to-date return for Institutional Class shares:
Bar Chart, Year to Date Return	6.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(5.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Capital Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance does not reflect fees charged in the wrap-fee program.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.13%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.72)%
Year-to-date return for Class S shares:	Q3 2025	7.04%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class S shares:
Bar Chart, Year to Date Return	7.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	12.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(12.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class S shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and would be different for the other share classes.
The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Diversified Real Asset Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-3 shares (March 29, 2016), the performance shown in the table for Class R-3 is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-3. However, where this adjustment for fees and expenses results in performance for Class R-3 that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold March 16, 2010.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Diversified Real Asset Index (Linked) is a blended index and is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of the components of the blended index are also shown. Effective as of December 31, 2025, the Fund changed the weightings of the Diversified Real Asset Index (Linked) to the following because such weightings more closely align with the Fund's investment approach: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR. Prior to December 31, 2025, the weightings of the Diversified Real Asset Index (Linked) were as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg US Treasury Inflation Notes. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2024.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.09%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.62)%
Year-to-date return for Class A shares:	Q3 2025	11.52%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	11.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	11.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Diversified Real Asset Index (Linked) is a blended index and is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of the components of the blended index are also shown. Effective as of December 31, 2025, the Fund changed the weightings of the Diversified Real Asset Index (Linked) to the following because such weightings more closely align with the Fund's investment approach: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR. Prior to December 31, 2025, the weightings of the Diversified Real Asset Index (Linked) were as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg US Treasury Inflation Notes. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2024.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Global Listed Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 22, 2022).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q3 2024	13.97%
Lowest return for a quarter during the period of the bar chart above:	Q3 2023	(9.44)%
Year-to-date return for Institutional Class shares:	Q3 2025	15.18%

Year to Date Return, Label [Optional Text]	Year-to-date return for Institutional Class shares:
Bar Chart, Year to Date Return	15.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	13.97%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(9.44%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Global Macro Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg 1-3 Month U.S. Treasury Bill Index is an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg 1-3 Month U.S. Treasury Bill Index is an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Global Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of the Class R-6 shares. However, where this adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 24, 2011.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.24%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.50)%
Year-to-date return for Class A shares:	Q3 2025	7.21%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	7.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(9.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
International Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 30, 2009.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2022	18.07%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.11)%
Year-to-date return for Institutional Class shares:	Q3 2025	25.80%

Year to Date Return, Label [Optional Text]	Year-to-date return for Institutional Class shares:
Bar Chart, Year to Date Return	25.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	18.07%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(23.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6. However, where this adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which do not apply to Class R-6 shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 11, 2014, and liquidated on February 23, 2021.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	21.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.37)%
Year-to-date return for Institutional Class shares:	Q3 2025	29.84%

Year to Date Return, Label [Optional Text]	Year-to-date return for Institutional Class shares:
Bar Chart, Year to Date Return	29.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	21.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(30.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Opportunistic Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 10, 2015), the performance shown in the table for Institutional Class shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where this adjustment for fees and expenses results in performance for the Institutional Class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which does not apply to Institutional Class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.94%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(8.45)%
Year-to-date return for Class A shares:	Q3 2025	1.32%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	1.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	6.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(8.45%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance
Small-MidCap Dividend Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6. However, where this adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 6, 2011.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	25.08%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(36.08)%
Year-to-date return for Class A shares:	Q3 2025	6.97%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	6.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	25.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(36.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance.
Spectrum Preferred and Capital Securities Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6. However, where this adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold May 1, 2002.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.10%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.31)%
Year-to-date return for Class A shares:	Q3 2025	6.49%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	6.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	10.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(12.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com/mutualfundperformance.